Cash, Cash Equivalents, and Marketable Securities - Amortized to fair value (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cash, cash equivalents, and available-for-sale securities, amortized cost	$ 575,483
Available-for-sale debt securities, gross unrealized gains	16
Available-for-sale debt securities, gross unrealized losses	(22)
Cash, cash equivalents, available-for-sale securities, fair value	575,478
Cash and cash equivalents	462,280	$ 195,626	$ 63,957	$ 81,728	$ 13,148	$ 14,788
Marketable securities	113,198	$ 0		$ 0
U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, amortized cost	105,530
Available-for-sale debt securities, gross unrealized gains	13
Available-for-sale debt securities, gross unrealized losses	(1)
Cash, cash equivalents, available-for-sale securities, fair value	105,542
Cash and cash equivalents	41,649
Marketable securities	63,893
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, amortized cost	80,980
Available-for-sale debt securities, gross unrealized gains	3
Available-for-sale debt securities, gross unrealized losses	(21)
Cash, cash equivalents, available-for-sale securities, fair value	80,962
Cash and cash equivalents	31,657
Marketable securities	49,305
Cash [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, amortized cost	103,895
Cash, cash equivalents, available-for-sale securities, fair value	103,895
Cash and cash equivalents	103,895
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, amortized cost	285,079
Cash, cash equivalents, available-for-sale securities, fair value	285,079
Cash and cash equivalents	$ 285,079